SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
(a)Corporate reorganization
On January 13, 2026, in connection with its previously announced plans to simplify its corporate structure, the partnership held special meetings of unitholders and BBUC shareholders. At both meetings, the partnership and BBUC received the required securityholder approvals to proceed with the Arrangement. On January 16, 2026, the partnership and BBUC received final order of the Supreme Court of British Columbia in respect of the Arrangement. The Arrangement was completed on March 27, 2026.
On March 27, 2026, pursuant to the Arrangement, (i) holders of LP Units, BBUC exchangeable shares and Redemption-Exchange Units in Holding LP were exchanged on a one-for-one basis for newly issued class A subordinate voting shares (“Class A Shares”) of a publicly traded Canadian corporation (the “Corporation”), and (ii) the special limited partnership units (“Special LP Units”) in the Holding LP were exchanged on a one-for-one basis for non-voting special incentive shares of the Corporation (“Special Shares”). Following the Arrangement, BBUC was renamed to Brookfield Business Holdings Corporation (“BBHC”). BBU and BBHC became subsidiaries of the Corporation, will be delisted, and will cease to be reporting issuers, with the Corporation considered the successor to BBU, its predecessor.
(b)Distribution
On March 12, 2026, the Board of Directors declared a quarterly distribution in the amount of $0.0625 per LP Unit, payable on March 31, 2026 to unitholders of record as at the close of business on March 23, 2026.
(c)Tax benefits at advanced energy storage operation
On March 24, 2026, the partnership's advanced energy storage operation received a cash refund of $1,044 million relating to tax benefits recorded in 2024 and 2025. During the years ended December 31, 2024 and December 31, 2025, the tax benefits were presented as a reduction in direct operating costs and the cumulative benefit was included in accounts and other receivable, net. Refer to Note 2(ad)(i) for additional details.